SUBSEQUENT EVENTS (Details)	Sep. 18, 2024 USD ($) $ / shares shares	Sep. 11, 2024 item $ / shares	Aug. 26, 2024 shares	Aug. 05, 2024 shares	Apr. 11, 2024 shares	Sep. 11, 2024 GBP (£) shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
SUBSEQUENT EVENTS
Exercise price of warrants | $ / shares							$ 6.25
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Percentage of shares issuable					0.20%
Ordinary shares, shares outstanding					11,680,000		12,874,496	11,675,216
Upon signing the agreement
SUBSEQUENT EVENTS
Issued expert as consideration					23,360
Upon completion of the design, planning, and construction report
SUBSEQUENT EVENTS
Issued expert as consideration					23,360
Within one year following the second issuance of shares
SUBSEQUENT EVENTS
Issued expert as consideration					23,360
Upon completion of the overall development of the Fernie Castle project
SUBSEQUENT EVENTS
Issued expert as consideration					23,360
Subsequent Event
SUBSEQUENT EVENTS
Issued expert as consideration			23,360
Percentage of shares issuable				0.20%
Ordinary shares, shares outstanding				11,680,000
Subsequent Event | Upon signing the agreement
SUBSEQUENT EVENTS
Issued expert as consideration				23,360
Subsequent Event | Upon completion of the design, planning, and construction report
SUBSEQUENT EVENTS
Issued expert as consideration				23,360
Subsequent Event | Within one year following the second issuance of shares
SUBSEQUENT EVENTS
Issued expert as consideration				23,360
Subsequent Event | Upon completion of the overall development of the Fernie Castle project
SUBSEQUENT EVENTS
Issued expert as consideration				23,360
Subsequent Event | Suzhou Xiangshan Workshop Construction Investment Development Co., Ltd.
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.001
Aggregate value | £						£ 8,000,000
Number of Shares issuable under the agreement						9,450,000
Number of phases in which shares will be issued | item		4
Number of phases in which shares will be unlocked for resale | item		7
Subsequent Event | Private placement
SUBSEQUENT EVENTS
Units issued during period	2,722,224
Public offering price | $ / shares	$ 0.90
Value of units issued during the period | $	$ 2,450,000
Number of shares that each unit includes	1
Proceeds from issuance | $	$ 2,170,000
Percentage of placement fee	7.00%
Maximum amount of reimbursement of accountable expenses | $	$ 40,000
Percentage of liquidity damages	2.00%
Subsequent Event | Purchaser Warrants | Private placement
SUBSEQUENT EVENTS
Floor price per share | $ / shares	$ 0.216
Subsequent Event | Series A warrant | Private placement
SUBSEQUENT EVENTS
Number Of warrants that each unit includes	1
Number of ordinary shares called by each warrant	1
Exercise price of warrants | $ / shares	$ 1.35
Subsequent Event | Series B warrant | Private placement
SUBSEQUENT EVENTS
Number Of warrants that each unit includes	1